Defined benefit plans (Detail 10) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 52,241	$ 54,404
Plan asset allocation %	100.00%	100.00%
Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 911	$ 1,205
Plan asset allocation %	2.00%	2.00%
Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 0	$ 24
Plan asset allocation %	0.00%	0.00%
Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,425	$ 2,132
Plan asset allocation %	3.00%	4.00%
Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 5,967	$ 6,195
Plan asset allocation %	11.00%	11.00%
Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,086	$ 1,017
Plan asset allocation %	2.00%	2.00%
Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 156	$ 100
Plan asset allocation %	0.00%	0.00%
Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 0	$ 51
Plan asset allocation %	0.00%	0.00%
Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,300	$ 1,376
Plan asset allocation %	2.00%	3.00%
Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 10,592	$ 10,513
Plan asset allocation %	20.00%	19.00%
Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 6,921	$ 7,952
Plan asset allocation %	13.00%	15.00%
Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 9	$ 1
Plan asset allocation %	0.00%	0.00%
Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 12,886	$ 13,497
Plan asset allocation %	25.00%	25.00%
Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,393	$ 1,249
Plan asset allocation %	3.00%	2.00%
Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,938	$ 1,906
Plan asset allocation %	4.00%	4.00%
Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 568	$ 616
Plan asset allocation %	1.00%	1.00%
Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,780	$ 5,333
Plan asset allocation %	9.00%	10.00%
Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,308	$ 1,236
Plan asset allocation %	4.00%	2.00%
Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 36,357	$ 38,817
Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	911	1,205
Quoted in an active market | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	156	100
Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	51
Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,300	1,376
Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	8,520	8,317
Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	6,921	7,952
Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	9	1
Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	12,886	13,497
Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,393	1,249
Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,938	1,906
Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	451	537
Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,396	1,960
Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	475	667
Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	15,884	15,586
Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	24
Other | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,425	2,132
Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	5,967	6,195
Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,086	1,017
Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,072	2,196
Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	117	79
Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3,383	3,373
Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,833	$ 569